Net (Loss) Income Per Share (Tables)	12 Months Ended
Mar. 31, 2023
Net (Loss) Income Per Share [Abstract]
Schedule of basic and diluted net (loss) income per share
	Year ended March 31,
	2021	2022	2023
	$	$	$

Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted	(461)	443	(294)

Shares:
Weighted average common shares used in computing basic net (loss) income per share	4,006,400	4,033,346	4,070,524
Dilutive stock option	-	154,385	-
Weighted average common shares used in computing diluted net (loss) income per share	4,006,400	4,187,731	4,070,524

Net (loss) income per share, basic	(0.12)	0.11	(0.07)
Net (loss) income per share, diluted	(0.12)	0.11	(0.07)